UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/09

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2009

CLASS A SHARES

Ticker Symbol CMGTX

CLASS C SHARES

Ticker Symbol CMGCX

1-866-CMG-9456

www.CMGARSFunds.net

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of CMG Absolute Return Strategies Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholders,

As 2009 reaches a close, global equity market indices sit well above their March 2009 lows and have recovered more than 50% of their losses from their 2007 peak.  Investor sentiment has run the gamut this year as extreme bearish sentiment, panic and high cash levels in March have given way to strong bullish sentiment, low cash levels and investor complacency.  Looking forward, 2010 is likely to prove a more challenging investment environment than the second half of 2009 as macro economic headwinds are likely to temper economic growth next year and beyond.

The end of a decade provides moments of reflection for investors.  In 1999, as we entered the new millennium, stock markets were at peak, valuations were at illogical levels, and, unknowing to the majority of investors, the US economy was about to enter an 8 month recession (March 2001 to November 2001 as measured by the National Bureau of Economic Research (NBER)), and financially painful bear market decline.  During that recession, unemployment, which is a lagging indicator, peaked at 6.3% (June 2003) and the worst quarterly decline in GDP was -1.3% during the first quarter of 2001.

Fast forward to the end of the decade and US equity markets are recovering from another recession that has proven to be much more severe.  As investors close out the decade, US equity markets are recovering from one of the most severe recessions since the Great Depression.  Although, the NBER has not announced the trough (typically a year behind), or end of the current recession, it is likely that it has ended during the 3rd quarter of 2009, indicating a significantly longer than average recession (as compared with the past 50 year average of 10 months).  During this time, the US unemployment rate has exceeded 10% and the worst quarterly decline in GDP of -6.4% in Q1 2009.  This is considerably more severe than at the start of the decade.

Over the course of the past ten years (January 2000 through November 2009), US equity markets have struggled to break even.  The performance numbers are not pretty, the S&P 500 has generated a cumulative ten year return of -10.82% for an annualized return of negative 1.15% while the DJIA generated a cumulative return of 12.67% for an annualized return of 1.21%.  The NASDAQ Composite underperformed both indices significantly, losing -47.30% cumulatively for an annualized return of -6.25%.  For traditional asset allocators and buy and hold investors, it was difficult decade.  Over the same 10 years, absolute return strategies, in this case measure by the Credit Suisse – Tremont Hedge Fund Index, show a cumulative return of 83.45%, for a respectable annualized return of 6.37%.  Looking at 2010 and the decade to come, investors can likely expect more of the same as much uncertainty remains on the trajectory of the US economic recovery.

We believe the US has systemic macroeconomic problems that will limit earnings growth and mute stock market returns over the coming year and beyond.  Furthermore, it is our contention that the 2009 rally is a cyclical (short term) bull market rally inside of a secular (long term) bear market.  The ability for US companies to grow earnings in the coming year will be hindered as rising unemployment will further push up savings rates, thereby limiting consumption which has been the primary driver of the US economy for the past decade.  Add to this the coming tax increases.  We face many headwinds.  With equity valuations already at historic extremes (PE ratio at approximately 26 times earnings), it is unlikely US equities will return to the 2007’s record highs until 2017.  Secular bear markets last a long time.  The ongoing contraction of credit, the fuel for the American consumer over recent years, will temper the effects of the massive liquidity that has been pumped into the system by the Federal Reserve.  Despite historically low interest rates, the velocity of money is nonexistent, as the banking sector continues to rebuild its capital base as the residential and commercial real estate markets, which underpin mortgage backed securities, remain troubled and unlikely to bottom out in the next year.  The troubles in the US banking sector now closely resemble the difficulties that have plagued Japanese banks for the past twenty years.  The risk of the deflationary, deleveraging cycle extending for several years, despite accommodative monetary policy remains very real.

Government spending, at all levels, has helped buoy the recovery, but budget deficits from federal government down to local municipalities, will limit the public sectors ability to further promote growth.  As a result, governments, both domestic and foreign, will need to raise taxes and issue more debt, likely pushing rates up as creditors command higher returns on their capital.  If the private sector can not step in once fiscal stimulus is withdrawn, there is a high probability that the US could see a double dip recession.

The actions of the Federal Reserve will be front and center as Chairmen Ben Bernanke has the difficult task of determining when to raise interest rates and remove many of the liquidity programs that have kept the banking sector afloat.  He is down to one play in his playbook: reflate the US economy.  Lower rates to near 0% forcing are investors to seek higher returns. This in turn drives investor capital out of safe assets and into riskier assets driving equity prices higher (so far so good as witnessed by a significant drop in portfolio cash to pre-crash levels). Recapitalize financial institutions and increase profit margins (borrow at near 0% and lend at higher spreads) to give banks time to work through their bad loans (mortgages, commercial mortgages, consumer and business loans, and credit cards, etc.). This is in process today – so far so good.  Once healed and consumption returns the Fed will have to begin to be concerned about inflation.  They walk a fine line - Raise rates too quickly and the economy could sputter causing more banks to fail.  Leaving rates at these levels for too long could lead to higher levels of inflation and a further decline in the dollar as international investors search for higher yielding assets.

With equity and bond returns likely to be in the low single digits for the next several years, the need for absolute returns has never been greater.  Fortunately for non-accredited investors, the development of ETFs, index and sector mutual funds and inverse funds, has provided a new tool chest for professional money managers.  As a result, investors now have the ability to access alternative, absolute return strategies that have previously only been available to institutional investors in the past.  As a result, the traditional asset allocation approach of investing 60% in equities and 40% in bonds is shifting towards a new template:  33% equities, 33% bonds and 33% absolute returns.

It is our contention that the uncertainty regarding the recovery and the competing opinions of economists, investors and market prognosticators, will lead to higher levels of volatility.   The recent equity market rally has been a one directional, low volume rally unique behaviorally from a historical perspective.  Many trading strategies are dependent on volatility and it has been a lack of volatility over the past several months that have had the greatest impact on the fund’s performance yet we believe this type of market action to be temporary and expect a reversion back to a period where risk is more accurately priced.  The post crash price recovery pattern has been similar to prior post crash periods.  The S&P 500 has gained nearly 60% from its price low of 666 and done so in a historically similar period of 7.5 months.  With current PE ratios at 26, valuations are stretched while risk remains high.  We expect volatility to increase as we move into 2010, presenting more favorable conditions for absolute returns strategies and our portfolio in particular.  We are excited about several managers that will be added to the portfolio in the first quarter of 2010.  They are uncorrelated to the existing managers in the portfolio and to the broader equity and fixed income markets and their complimentary strategies should enhance the fund’s performance.

We thank you for the confidence you have placed in us and the patience demonstrated during this uniquely challenging period.  However, we believe the market dislocations and volatility that will characterize markets for some time to come will provide opportunities for the fund’s investment strategies that have the ability to tactically manage risk in both up and down markets.

Kindest regards,

Stephen B. Blumenthal

Portfolio Manager

	CMG Absolute Return Strategies Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2009
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 35.39%

	DEBT FUND - 26.10%
166,728	Access Flex High Yield Fund	4,103,180
158,507	Direxion High Yield Bear Fund	2,230,189
267,826	Profunds Rising Rates Opportunity Fund	6,433,191
257,316	TCW High Yield Bond Fund	1,531,032
381,827	Transamerica Premier High Yield Bond Fund	2,512,419
110,000	SPDR Barclays Capital High Yield Bond ETF	4,178,900
		20,988,911
	EQUITY FUND - 9.29%
15,861	ProFunds Biotechnology UltraSector ProFund	737,360
19,650	ProFunds NASDAQ-100 ProFund	1,168,023
35,296	ProFunds Small Cap ProFund	1,108,645
9,024	Rydex Inverse S&P 500 2x Strategy Fund	253,929
58,795	Rydex Nasdaq 100 2X Strategy Fund	4,200,308
		7,468,265

	TOTAL EXCHANGE TRADED FUNDS	28,457,176
	( Cost - $27,413,496)

	SHORT-TERM INVESTMENTS - 62.59%
	U.S. GOVERNMENT- 13.28%
10,677,500	United States Treasury Bill, 0.05%	10,675,916

	MONEY MARKET FUNDS - 49.31%
1,490,847	Fifth Third Institutional Class, 0.06%	1,490,847
14,434,117	Rydex US Govt Money Market, 0.01%	14,434,117
22,031,342	Rydex US Govt Money Market, 0.01%	22,031,342
1,691,539	ProFunds Money Market Profund, 0.02%	1,691,539
		39,647,845
	TOTAL SHORT-TERM INVESTMENTS	50,323,761
	( Cost - $50,323,761)

	TOTAL INVESTMENTS - 97.98%
	( Cost - $78,837,147)	78,780,937
	OTHER ASSETS LESS LIABILITIES - 2.02%	1,622,789
	NET ASSETS - 100.00%	$ 80,403,726

The accompanying footnotes are an integral part of these financial statements.

	CMG Absolute Return Strategies Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2009
		Unrealized
		Appreciation
Contracts	Security	(Depreciation)

	FUTURES CONTRACTS PURCHASED
45	Australian Dollar Future Decmeber 2009
	(Underlying Face Amount at Value $3,228,840)	$ 185,870
62	Canadian Dollar Future December 2009
	(Underlying Face Amount at Value $4,723,620)	7,685
11	Euro FX Future December 2009
	(Underlying Face Amount at Value $2,025,375)	29,175
5	New Zealand Dollar Future 2009
	(Underlying Face Amount at Value $357,950)	7,360
2	USD / SEK December 2009
	(Underlying Face Amount at Value $200,800)	1,545
	TOTAL FUTURES CONTRACTS PURCHASED	$ 231,635

	FUTURES CONTRACTS WRITTEN
19	British Pound Future December 2009
	(Underlying Face Amount at Value $1,952,487)	$ (3,044)
49	Japanese Yen Future December 2009
	(Underlying Face Amount at Value $5,278,675)	(85,988)
11	Swiss Franc Future
	(Underlying Face Amount at Value $1,219,750)	(26,688)
8	USD / NOK December 2009
	(Underlying Face Amount at Value $805,600)	23,594
	TOTAL FUTURES CONTRACTS WRITTEN	$ (92,126)

The accompanying footnotes are an integral part of these financial statements.

CMG Absolute Return Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $78,837,147)	$ 78,780,937
Cash	1,622,233
Dividends and Interest Receivable	338
Receivable for Fund Shares Sold	134,986
Prepaid Expenses and Other Assets	44,984
Total Assets	80,583,478

Liabilities:
Accrued Advisory Fees	128,825
Accrued Distribution Fees	28,964
Payable to Other Affiliates	15,291
Accrued Expenses and Other Liabilities	6,672
Total Liabilities	179,752

Net Assets	$ 80,403,726

Net Asset Value, Offering and Redemption Price Per Share
Class A:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 8,299,584 shares outstanding)	$ 79,250,013
Net Asset Value ($79,250,013/8,299,584 shares outstanding)	$ 9.55
Offering Price Per Share ($9.55/.9425)	$ 10.13

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest
authorized; 121,093 shares outstanding)	$ 1,153,713
Net Asset Value ($1,153,713/121,093 shares outstanding)	$ 9.53

Composition of Net Assets:
At October 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 83,913,078
Undistributed Net Investment Income	(579,823)
Accumulated Net Realized Loss From Security Transactions	(3,012,792)
Net Unrealized Appreciation (Depreciation) on:
Investments	(56,246)
Futures	139,509
Net Assets	$ 80,403,726

The accompanying footnotes are an integral part of these financial statements.

CMG Absolute Return Strategies Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2009

Investment Income:
Dividend Income	$ 202,705
Interest Income	8,737
Total Investment Income	211,442

Expenses:
Investment Advisory Fees	493,985
Distribution Fees- Class A	111,383
Administration Fees	45,303
Registration & Filing Fees	26,698
Transfer Agent Fees	26,068
Legal Fees	20,753
Chief Compliance Officer Fees	17,218
Fund Accounting Fees	16,601
Printing Expense	11,277
Audit Fees	7,910
Custody Fees	4,153
Distribution Fees- Class C	3,820
Trustees' Fees	2,682
Miscellaneous Expenses	3,414
Total Expenses	791,265
Net Investment Loss	(579,823)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(3,290,656)
Futures Contracts	277,864
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(56,246)
Futures Contracts	139,509
Net Realized and Unrealized Loss on Investments	(2,929,529)

Net Decrease in Net Assets Resulting From Operations	$ (3,509,352)

The accompanying footnotes are an integral part of these financial statements.

CMG Absolute Return Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months
ended
October 31, 2009
Operations:	(Unaudited)
Net Investment Loss	$ (579,823)
Net Realized Loss on Investments and Futures Contracts	(3,012,792)
Net Change in Unrealized Appreciation on
Investments and Futures	83,263
Net Decrease in Net Assets
Resulting From Operations	(3,509,352)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued (9,526,005 shares)	94,689,671
Cost of Shares Redeemed (1,226,421 shares)	(11,995,440)
Total Class A Transactions	82,694,231

Class C Shares:
Proceeds from Shares Issued (182,380 Shares)	1,813,347
Cost of Shares Redeemed (61,287 shares)	(594,510)
Total Class C Transactions	1,218,837

Increase (Decrease) in Net Assets	80,403,716

Net Assets:
Beginning of Period	10
End of Period (including accumulated net investment
loss of $579,823)	$ 80,403,726

The accompanying footnotes are an integral part of these financial statements.

CMG Absolute Return Strategies Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Class A		Class C
	Six Months		Six Months
	Ended		Ended
	October 31, 2009		October 31, 2009

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Increase From Operations:
Net investment loss (a)	(0.10)		(0.13)
Net gain (loss) from securities
(both realized and unrealized)	(0.35)		(0.34)
Total from operations	(0.45)		(0.47)
Distributions to shareholders from:
Net investment income	-		-
Net realized gains	-		-
Total distributions	-		-

Net Asset Value, End of Period	$ 9.55		$ 9.53

Total Return (b)	(4.50)%	(d)	(4.70)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 79,250		$ 1,154
Ratio of expenses to average net assets	2.80%	(c)	3.40%	(c)
Ratio of net investment loss
to average net assets	(2.05)%	(c)	(2.63)%	(c)
Portfolio turnover rate	2698%	(d)	2698%	(d)

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying footnotes are an integral part of these financial statements.

CMG Absolute Return Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2009

1.

ORGANIZATION

CMG Absolute Return Strategies Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation. The Fund commenced operations on May 1, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CMG Absolute Return Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 28,457,176	$ -	$ -	$ 28,457,176
Short Term Investments	50,323,761		-	50,323,761
Futures Contracts Purchased	231,635	-	-	231,635
Total	$ 79,012,572	$ -	$ -	$ 79,012,572

Liabilities
Futures Contracts Written	$ (92,126)			$ (92,126)
Total	$ (92,126)	$ -	$ -	$ (92,126)

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Fund as of October 31, 2009:

SFAS 161 Balance Sheet	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value

Foreign currency contracts	Receivables, Net Assets -
	Unrealized Appreciation	$ 139,509

The effect of Derivative Instruments on the Statement of Operations for the six months ended October 31, 2009:

SAS 161 Statement of			Change in
Operations			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign currency contracts	Net realized gain (loss) on investments
	and futures contracts	$ 277,864	$ 139,509
Total		$ 277,864	$ 139,509

Futures Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  To manage foreign currency risk, the Fund may enter into forward currency contracts.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at year end are listed after the Fund’s portfolio of investments.

CMG Absolute Return Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended October 31, 2009, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by CMG Capital Management Group, Inc. (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.75% of the average daily net assets of the Fund.  For the six months ended October 31, 2009, the Adviser earned advisory fees of $493,985.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 31, 2010, to ensure that Net Annual Fund Operating Expenses for each class of shares (exclusive of any front-end or contingent deferred sales loads, Distribution and Shareholder Servicing (12b-1) fees, taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired or underlying fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.50% of the Fund’s average daily net assets attributable to such class of shares.  During the six months ended October 31, 2009, there were no fees waived by the Adviser.

Advisory fee waivers or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  As of October 31, 2009, there were no fee waivers or expense reimbursements subject to recapture by the Adviser.

CMG Absolute Return Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2009, the Fund incurred expenses of $17,218 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended October 31, 2009, GemCom received $2,514 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.40% and 1.00% for Class A and Class C, respectively, per year of its average daily net assets for such distribution and shareholder service activities.  During the six months ended October 31, 2009, $111,383 and 3,820 were accrued under the Plan for Class A and Class C, respectively.

CMG Absolute Return Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended October 31, 2009 amounted to $579,166,341 and $547,362,264 , respectively.

5.

SUBSEQUENT EVENTS

In May 2009, FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Fund has adopted SFAS No. 165 with these financial statements.  SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on December 30, 2009 and has noted no such events.

CMG ABSOLUTE RETURN STRATEGIES FUND

EXPENSE EXAMPLES

October 31, 2009 (Unaudited)

As a shareholder of the CMG Absolute Return Strategies Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the CMG Absolute Return Strategies Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 through October 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the CMG Absolute Return Strategies Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Annualized Expense Ratio	Expense Paid During Period 5/1/09 - 10/31/09**
Actual
Class A	$1000.00	$955.00	2.80%	$13.77
Class C	$1000.00	$953.00	3.40%	$16.74
Hypothetical (5% return before expenses)
Class A	$1000.00	$1011.12	2.80%	$14.17
Class C	$1000.00	$1008.07	3.40%	$17.21

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2009 (184) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – CMG Absolute Return Strategies Fund

In connection with a regular meeting held on December 15, 2008, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the CMG Absolute Return Strategies Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Adviser’s investment strategies.  The Trustees discussed with the representatives of the Adviser the extent of its research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.75% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

  Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Approval of Sub-Advisory Agreement

In connection with a regular meeting held on February 27, 2009, the Board of the Trust, including a majority of the Independent Trustees, discussed the approval of sub-advisory agreement between Anchor Capital Management Group, Inc., Bandon Capital Management, LLC, Heritage Capital, LLC, Schreiner Capital Management, Inc., Scotia Partners, LTD. and Traub Capital Management, LLC (the “Sub-Advisers”) and the Trust on behalf of the CMG Absolute Return Strategies Fund (the “Sub-Advisory Agreements”). In considering the proposed Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements. These materials included: (a) information on the investment performance of the Sub-Advisers’ similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Advisers’ including information on (a) the overall organization of each Sub-Advisers’; (b) investment management staffing; and (c) the financial condition of each Sub-Advisers’.

In their consideration of the proposed Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser research capabilities and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered each Sub-Adviser’s past performance with its existing accounts or investment model, as well as other factors relating to the Sub-Adviser’s track record. The Board concluded that each Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would compensate each Sub-Adviser based on the average net assets of the Fund for sub-advisory services as follows:

Fund

Annual Sub-Advisory Fee

Anchor Capital Management Group, Inc.

0.50%

Bandon Capital Management, LLC

0.65%

Heritage Capital, LLC

0.50%

Schreiner Capital Management, Inc.

0.50%

Scotia Partners, LTD.

0.50%

Traub Capital Management, LLC

0.70%

 The Trustees concluded that the Fund’s sub-advisory fees, as well as the expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Advisers, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Advisers in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreements.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

CMG ABSOLUTE RETURN STRATEGIES FUND

Adviser	CMG Capital Management Group, Inc. 150 N. Radnor-Chester Road, Suite A150, Radnor, Pennsylvania 19087
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, OH 45263

CMG Absolute Return Strategies Fund

 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-866-CMG-9456

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/8/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/8/10